Business development (Details Narrative) R$ in Millions, $ in Millions										3 Months Ended	12 Months Ended
	Nov. 03, 2023 USD ($)	Nov. 03, 2023 BRL (R$)	Sep. 13, 2023 BRL (R$)	Jun. 26, 2023 BRL (R$)	Jul. 08, 2022 BRL (R$)	Jun. 09, 2022 BRL (R$)	Jun. 07, 2022 BRL (R$)	Apr. 29, 2022 BRL (R$)	Apr. 12, 2022 BRL (R$)	Sep. 30, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$) shares	Nov. 24, 2023 BRL (R$)	Nov. 22, 2023 shares	Jul. 31, 2023	Jul. 13, 2023 BRL (R$)	Jul. 05, 2023 shares	Apr. 30, 2023	Dec. 31, 2022 BRL (R$) shares	Jul. 14, 2022	Jan. 13, 2022 BRL (R$)	Dec. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Share issued | shares											9,804,135,348							9,804,135,348			9,804,135,348
Fair Value through Other Comprehensive Income											R$ 6,143							R$ 4,885
X P Incs [Member]
IfrsStatementLineItems [Line Items]
Minority interest equivalent								11.36%
Fair Value through Other Comprehensive Income								R$ 8,015
Percentage of capital interest disposed off						1.40%	1.40%
Capital amount			R$ 375	R$ 1,068		R$ 867	R$ 867
Capital fair value			R$ 387	R$ 1,121		R$ 901	R$ 901
I T A U C H I L E [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired													0.73%			1.07%			65.62%
Share issued | shares													1,584,110			2,122,994
Equity interest																66.69%
Acquisitions value															R$ 119
Ownership interest													67.42%
Financial settlements												R$ 74
American Depositary Shares [Member]
IfrsStatementLineItems [Line Items]
Share issued | shares																554,650
Equivalent [Member]
IfrsStatementLineItems [Line Items]
Share issued | shares																184,883
Ita Holding Colombia S.a.s [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired			0.56%	8.65%							1.79%			0.30%			10.54%	12.36%
Equity interest				1.89%
Number of shares acquired in subsidiary | shares																		93,306,684
Acquisition date fair value of total consideration transferred																		R$ 2,219
Equity interest																		65.27%
Increase in ownership interest											67.06%
Equity interest			7.79%
Ideal Holding Financeira Sa Stage One [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																				50.10%
Equity interests of acquirer																				R$ 700
Zup I T Servicosem Tecnologiae Inovacao S. A. [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired											20.57%
Number of shares acquired in subsidiary | shares											2,228,342
Capital amount											R$ 199
Percentage of voting equity interests acquired											72.51%
T O T V S Techfin S A [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired									50.00%
Acquisition date fair value of total consideration transferred									R$ 610
Payment of earnout compensation									R$ 450
Banco Itau Argentina S. A. [Member]
IfrsStatementLineItems [Line Items]
Transaction amount	$ 50	R$ 253								R$ 1,211
Avenue Holding Cayman Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired					35.00%
Ownership interest					R$ 563
Itau Unibanco Holding [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, percentage					15.10%